Sector Regulation and Electricity System Operations - Additional Information (Detail)	1 Months Ended				12 Months Ended
	Nov. 30, 2017 $ / MWh GWh TWh company item	Jul. 31, 2016 $ / MWh GWh TWh company item	Oct. 31, 2015 item	Oct. 31, 2015 GWh	Dec. 31, 2018 kW
Sector Regulations And Electricity System Operations [Line Items]
Percentage of renewable energy requirement					5.00%
Percentage of increase in energy requirement					0.50%
Target for renewable energy requirement					10.00%
Target for energy generated by non-conventional renewable energy					20.00%
Number of energy blocks awarded | item	5	5
Energy blocks awarded unit | GWh	2,200	12.4		1.2
Number of companies | company	5	84
Weighted price of energy	32.5	47.6	3	79.3
Enel Generacin Chile S.A. [Member]
Sector Regulations And Electricity System Operations [Line Items]
Energy awarded unit per year | TWh	1.2	5.9
Percentage of total energy awarded	54.00%	47.60%
Bottom of Range [Member]
Sector Regulations And Electricity System Operations [Line Items]
Connected capacity for unregulated customers					5,000
Connected capacity to have option to contract energy at agree prices					500
Term of agree price for regulated customers					4 years
Profitability margin range					(4.00%)
Top of Range
Sector Regulations And Electricity System Operations [Line Items]
Connected capacity for regulated customers					5,000
Connected capacity to have option to contract energy at agree prices					5,000
Profitability margin range					4.00%
Residential customers national tariff limit					10.00%